INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-lived intangible assets, gross	$ 26,766	$ 26,766
Finite-lived intangible assets, accumulated amortization	25,200	24,396
Finite-lived intangible assets, net	$ 1,566	2,370
Maximum
Estimated useful lives	10 years
Minimum
Estimated useful lives	4 years
Acquired technology and license
Finite-lived intangible assets, gross	$ 21,815	21,815
Finite-lived intangible assets, accumulated amortization	$ 20,399	19,639
Acquired technology and license | Maximum
Estimated useful lives	10 years
Acquired technology and license | Minimum
Estimated useful lives	4 years
Customer relationship
Finite-lived intangible assets, gross	$ 4,951	4,951
Finite-lived intangible assets, accumulated amortization	$ 4,801	$ 4,757
Customer relationship | Maximum
Estimated useful lives	9 years
Customer relationship | Minimum
Estimated useful lives	4 years 6 months